Other Intangible Assets (Schedule Of Showing Of Components Of Other Intangible Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Cost	$ 28,198		$ 28,858
Accumulated Amortization	10,250		8,668
Net Book Value	17,948		20,190
Developed Technologies Including Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	13,853	[1]	13,730	[2]
Accumulated Amortization	5,720	[1]	4,755	[2]
Net Book Value	8,133	[1]	8,975	[2]
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	5,365		5,401	[3]
Accumulated Amortization	119		37	[3]
Net Book Value	5,246		5,364	[3]
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	8,812	[4]	9,507	[5]
Accumulated Amortization	4,336	[4]	3,811	[5]
Net Book Value	4,476	[4]	5,696	[5]
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	160	[6]	220	[7]
Accumulated Amortization	75	[6]	65	[7]
Net Book Value	85	[6]	155	[7]
Website Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	8
Accumulated Amortization	0
Net Book Value	$ 8

[1]	Includes a patent obtained in the acquisition of CSP with a cost of $50,000 that is expected to be fully amortized in August 2026. Patents obtained in the acquisition of CTS with an initial cost of $410,000 and a December 31, 2012 gross value of approximately $238,000 were impaired by approximately $221,000 during 2013 (see Note 3 Impairment Charges) and the $17,000 of CTS patents remaining after the impairment is expected to be fully amortized in December 2021.
[2]	Includes a patent obtained in the acquisition of CSP with a cost of $50,000 that is expected to be fully amortized in August 2026. Also includes patents obtained in the acquisition of CTS with an initial cost of $410,000 and a December 31, 2012 gross value of approximately $238,000 (see Note 3 Impairment Charges).
[3]	Includes a trade name obtained in the acquisition of CTS with an initial cost of $90,000 (see Note 3 Impairment Charges).
[4]	Includes customer relationships obtained in the acquisition of CSP with a cost of $920,000 that is expected to be fully amortized in December 2019. Customer relationships obtained in the acquisition of CTS with a cost of $840,000 was impaired by approximately $780,000 (see Note 3 Impairment Charges) and the $60,000 of CTS customer relationships remaining after the impairment is expected to be fully amortized in December 2021.
[5]	Includes customer relationships obtained in the acquisition of CSP with a cost of $920,000 that is expected to be fully amortized in December 2019. Also includes customer relationships obtained in the acquisition of CTS with a cost of $840,000 (see Note 3 Impairment Charges).
[6]	Includes non-compete agreement obtained in the acquisition of CSP with a cost of $160,000 that is expected to be fully amortized in August 2016. Non-compete agreement obtained in the acquisition of CTS with an initial cost of $140,000 was determined to be fully impaired in 2013 (see Note 3 Impairment Charges).
[7]	Includes non-compete agreement obtained in the acquisition of CSP with a cost of $160,000 that is expected to be fully amortized in August 2016. Also includes non-compete agreement obtained in the acquisition of CTS with an initial cost of $140,000 (see Note 3 Impairment Charges).